Equity Accounted Investees, Other Investments and Non-Current Accounts Receivable - Summary of Share of Profit of Equity Accounted Investees by Reportable Segment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Share of profit of equity accounted investees	$ 54	$ 49	$ 49
Mexico [member]
Disclosure of associates [line items]
Share of profit of equity accounted investees	28	30	23
United States [member]
Disclosure of associates [line items]
Share of profit of equity accounted investees	18	15	18
EMEAA [member]
Disclosure of associates [line items]
Share of profit of equity accounted investees	8	6	10
Corporate and other [member]
Disclosure of associates [line items]
Share of profit of equity accounted investees	$ 0	$ (2)	$ (2)